Business Segments (Tables)	12 Months Ended
Dec. 31, 2010
Business Segments (Tables) [Abstract]
Segment results and reconciliation

Year ended December 31,	Investment Bank			Retail Financial Services			Card Services & Auto(f)			Commercial Banking
(in millions, except ratios)	2010	2009	2008	2010	2009	2008	2010	2009	2008	2010	2009	2008

Noninterest revenue	$18,253	$18,522	$2,051	$11,227	$11,414	$8,745	$4,278	$3,706	$3,329	$2,200	$1,817	$1,481
Net interest income	7,964	9,587	10,284	17,220	18,383	12,410	16,194	19,493	15,510	3,840	3,903	3,296

Total net revenue	26,217	28,109	12,335	28,447	29,797	21,155	20,472	23,199	18,839	6,040	5,720	4,777
Provision for credit losses	(1,200)	2,279	2,015	8,919	14,754	9,033	8,570	19,648	10,931	297	1,454	464
Credit reimbursement (to)/from TSS(b)	—	—	—	—	—	—	—	—	—	—	—	—
Noninterest expense(c)	17,265	15,401	13,844	16,483	15,512	10,877	7,178	6,617	6,340	2,199	2,176	1,946

Income/(loss) before income tax expense/(benefit) and extraordinary gain	10,152	10,429	(3,524)	3,045	(469)	1,245	4,724	(3,066)	1,568	3,544	2,090	2,367
Income tax expense/(benefit)	3,513	3,530	(2,349)	1,317	(134)	542	1,852	(1,273)	611	1,460	819	928

Income/(loss) before extraordinary gain	6,639	6,899	(1,175)	1,728	(335)	703	2,872	(1,793)	957	2,084	1,271	1,439
Extraordinary gain(d)	—	—	—	—	—	—	—	—	—	—	—	—

Net income/(loss)	$6,639	$6,899	$(1,175)	$1,728	$(335)	$703	$2,872	$(1,793)	$957	$2,084	$1,271	$1,439

Average common equity	$40,000	$33,000	$26,098	$24,600	$22,457	$16,070	$18,400	$17,543	$17,267	$8,000	$8,000	$7,251
Average assets	731,801	699,039	832,729	314,046	344,727	243,792	213,041	255,519	234,361	133,654	135,408	114,299
Return on average equity(e)	17%	21%	(5)%	7%	(1)%	4%	16%	(10)%	6%	26%	16%	20%
Overhead ratio	66	55	112	58	52	51	35	29	34	36	38	41

(a)	In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.
(b)	TSS was charged a credit reimbursement related to certain exposures managed within IB credit portfolio on behalf of clients shared with TSS. IB recognizes this credit reimbursement in its credit portfolio business in all other income.

(c)	Includes merger costs, which are reported in the Corporate/Private Equity segment. There were no merger costs in 2010. Merger costs attributed to the business segments for 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2009	2008

Investment Bank	$27	$183
Retail Financial Services	228	90
Card Services & Auto	40	20
Commercial Banking	6	4
Treasury & Securities Services	11	—
Asset Management	6	3
Corporate/Private Equity	163	132

(d)	On September 25, 2008, JPMorgan Chase acquired the banking operations of Washington Mutual from the FDIC for $1.9 billion. The fair value of the net assets acquired exceeded the purchase price, which resulted in negative goodwill. In accordance with U.S. GAAP for business combinations, nonfinancial assets that are not held-for-sale, such as premises and equipment and other intangibles, acquired in the Washington Mutual transaction were written down against that negative goodwill. The negative goodwill that remained after writing down nonfinancial assets was recognized as an extraordinary gain.
(e)	Ratio is based on income/(loss) before extraordinary gain for 2009 and 2008.

(f)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Prior to the adoption of the new guidance, managed results for credit card excluded the impact of credit card securitizations on total net revenue, provision for credit losses and average assets, as JPMorgan Chase treated the sold receivables as if they were still on the balance sheet in evaluating the credit performance of the entire managed credit card portfolio, as operations are funded, and decisions are made about allocating resources, such as employees and capital, based on managed information. These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. The related securitization adjustments were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	NA	$(1,494)	$(3,333)
Net interest income	NA	7,937	6,945
Provision for credit losses	NA	6,443	3,612
Average assets	NA	82,233	76,904

(g)	Included a $1.5 billion charge to conform Washington Mutual’s credit loss reserve to JPMorgan Chase’s allowance methodology.

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Treasury &			Asset							Reconciling
Securities Services			Management			Corporate/Private Equity				items(f)(i)			Total
2010	2009	2008	2010	2009	2008	2010	2009	2008		2010	2009	2008	2010	2009	2008

$4,757	$4,747	$5,196	$7,485	$6,372	$6,066	$5,359	$2,771	$(278)		$(1,866)	$(67)	$1,883	$51,693	$49,282	$28,473
2,624	2,597	2,938	1,499	1,593	1,518	2,063	3,863	347		(403)	(8,267)	(7,524)	51,001	51,152	38,779

7,381	7,344	8,134	8,984	7,965	7,584	7,422	6,634	69		(2,269)	(8,334)	(5,641)	102,694	100,434	67,252
(47)	55	82	86	188	85	14	80	1,981	(g)(h)	—	(6,443)	(3,612)	16,639	32,015	20,979
(121)	(121)	(121)	—	—	—	—	—	—		121	121	121	—	—	—
5,604	5,278	5,223	6,112	5,473	5,298	6,355	1,895	(28)		—	—	—	61,196	52,352	43,500

1,703	1,890	2,708	2,786	2,304	2,201	1,053	4,659	(1,884)		(2,148)	(1,770)	(1,908)	24,859	16,067	2,773
624	664	941	1,076	874	844	(205)	1,705	(535)		(2,148)	(1,770)	(1,908)	7,489	4,415	(926)

1,079	1,226	1,767	1,710	1,430	1,357	1,258	2,954	(1,349)		—	—	—	17,370	11,652	3,699
—	—	—	—	—	—	—	76	1,906		—	—	—	—	76	1,906

$1,079	$1,226	$1,767	$1,710	$1,430	$1,357	$1,258	$3,030	$557		$—	$—	$—	$17,370	$11,728	$5,605

$6,500	$5,000	$3,751	$6,500	$7,000	$5,645	$57,520	$52,903	$53,034		$—	$—	$—	$161,520	$145,903	$129,116
42,494	35,963	54,563	65,056	60,249	65,550	553,159	575,529	323,227		NA	(82,233)	(76,904)	2,053,251	2,024,201	1,791,617
17%	25%	47%	26%	20%	24%	NM	NM	NM		NM	NM	NM	10%	6%	4%
76	72	64	68	69	70	NM	NM	NM		NM	NM	NM	60	52	65

(h)	In November 2008, the Firm transferred $5.8 billion of higher quality credit card loans from the legacy Chase portfolio to a securitization trust previously established by WMMT. As a result of converting higher credit quality Chase-originated on-book receivables to the Trust’s seller’s interest which has a higher overall loss rate reflective of the total assets within the Trust, approximately $400 million of incremental provision for credit losses was recorded during the fourth quarter of 2008. This incremental provision for credit losses was recorded in the Corporate/Private Equity segment as the action related to the acquisition of Washington Mutual’s banking operations. For further discussion of credit card securitizations, see Note 16 on pages 244–259 of this Annual Report.

(i)	Segment managed results reflect revenue on a tax-equivalent basis with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the years ended December 31, 2010, 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	$1,745	$1,440	$1,329
Net interest income	403	330	579
Income tax expense	2,148	1,770	1,908

Merger and acquisition costs attributed to the business segments

(c)	Includes merger costs, which are reported in the Corporate/Private Equity segment. There were no merger costs in 2010. Merger costs attributed to the business segments for 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2009	2008

Investment Bank	$27	$183
Retail Financial Services	228	90
Card Services	40	20
Commercial Banking	6	4
Treasury & Securities Services	11	—
Asset Management	6	3
Corporate/Private Equity	163	132

Credit Card Securitization Adjustments

(f)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Prior to the adoption of the new guidance, managed results for credit card excluded the impact of credit card securitizations on total net revenue, provision for credit losses and average assets, as JPMorgan Chase treated the sold receivables as if they were still on the balance sheet in evaluating the credit performance of the entire managed credit card portfolio, as operations are funded, and decisions are made about allocating resources, such as employees and capital, based on managed information. These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. The related securitization adjustments were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	NA	$(1,494)	$(3,333)
Net interest income	NA	7,937	6,945
Provision for credit losses	NA	6,443	3,612
Average assets	NA	82,233	76,904

Tax-equivalent adjustment

(i)	Segment managed results reflect revenue on a tax-equivalent basis with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the years ended December 31, 2010, 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	$1,745	$1,440	$1,329
Net interest income	403	330	579
Income tax expense	2,148	1,770	1,908